As filed with the Securities and Exchange Commission on May 28, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07763

THE MASTERS’ SELECT FUNDS TRUST

4 Orinda Way, Suite 200-D, Orinda, California 94563

Kenneth E. Gregory
4 Orinda Way, Suite 200-D
         Orinda, CA  94563

Copies to:

Mitchell Nichter, Esq.
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, California 94105

        (925) 254-8999

Date of fiscal year end: December 31, 2009

Date of reporting period:  March 31, 2009

Item 1. Schedule of Investments.

Masters' Select Equity Fund
Schedule of Investments in Securities at March 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 95.4%
Consumer Discretionary - 15.6%
73,100	Advance Auto Parts, Inc.	$3,002,948
15,140	Amazon.com, Inc. (a)	1,111,881
15,500	Apollo Group, Inc. (a)	1,214,115
32,890	Deckers Outdoor Corp. (a)	1,744,486
254,000	Disney (Walt) Co.	4,612,640
375,000	Interpublic Group of Companies, Inc. (a)	1,545,000
35,000	Kohl's Corp. (a)	1,481,200
242,700	Las Vegas Sands Corp. (a)	730,527
419,000	Liberty Media Holding Corp. - Entertainment (a)	8,359,050
29,600	McDonald's Corp.	1,615,272
74,400	Mohawk Industries, Inc. (a)	2,222,328
17,900	New Oriental Education & Technology Group - ADR (a)	899,475
62,800	Nordstrom, Inc.	1,051,900
37,800	O'Reilly Automotive, Inc. (a)	1,323,378
143,200	Snap-on, Inc.	3,594,320
40,000	TJX Companies, Inc.	1,025,600
		35,534,120
Consumer Staples - 6.2%
32,000	Church & Dwight Co., Inc.	1,671,360
74,330	Costco Wholesale Corp.	3,442,966
116,300	CVS Caremark Corp.	3,197,087
46,650	Procter & Gamble Co.	2,196,748
35,500	Ralcorp Holdings, Inc. (a)	1,912,740
99,040	Whole Foods Market, Inc.	1,663,872
		14,084,773
Energy - 15.7%
88,200	Canadian Natural Resources Ltd.	3,400,992
410,000	Chesapeake Energy Corp.	6,994,600
73,230	ConocoPhillips	2,867,687
75,000	EnCana Corp.	3,045,750
120,580	EOG Resources, Inc.	6,602,961
34,400	FMC Technologies, Inc. (a)	1,079,128
90,300	National Oilwell Varco, Inc. (a)	2,592,513
47,500	Range Resources Corp.	1,955,100
70,000	Smith International, Inc.	1,503,600
19,500	Transocean, Inc. (a)	1,147,380
91,550	Weatherford International Ltd. (a)	1,013,458
113,000	XTO Energy, Inc.	3,460,060
		35,663,229
Finance - 16.4%
210,100	American Express Co.	2,863,663
277,500	Bank of New York Mellon Corp.	7,839,375
81	Berkshire Hathaway, Inc. - Class A (a)	7,022,700
10,930	BlackRock, Inc.	1,421,337
390,000	CapitalSource, Inc.	475,800
22,600	Fairfax Financial Holdings Ltd.	5,887,300
71,000	HCC Insurance Holdings, Inc.	1,788,490
58,190	IntercontinentalExchange, Inc. (a)	4,333,410
128,000	Loews Corp.	2,828,800
81,600	Transatlantic Holdings, Inc.	2,910,672
		37,371,547

Masters' Select Equity Fund
Schedule of Investments in Securities at March 31, 2009 (Unaudited) - continued

Shares		Value

Health Care, Pharmaceuticals & Biotechnology - 12.4%
50,710	Acorda Therapeutics, Inc. (a)	$1,004,565
32,000	Alexion Pharmaceuticals, Inc. (a)	1,205,120
37,900	Allergan, Inc.	1,810,104
27,300	Baxter International, Inc.	1,398,306
18,500	Cephalon, Inc. (a)	1,259,850
100,700	Covidien Ltd.	3,347,268
35,000	Gilead Sciences, Inc. (a)	1,621,200
571,500	Health Management Association, Inc. (a)	1,474,470
32,874	ICON Plc - ADR (a)	530,915
17,500	Intuitive Surgical, Inc. (a)	1,668,800
131,800	Kinetic Concepts, Inc. (a)	2,783,616
52,200	Laboratory Corporation of America Holdings (a)	3,053,178
40,000	Life Technologies Corp. (a)	1,299,200
427,000	MDS, Inc. (a)	2,015,440
78,800	Mindray Medical International Ltd. - ADR	1,458,588
34,400	NuVasive, Inc. (a)	1,079,472
85,000	Psychiatric Solutions, Inc. (a)	1,337,050
		28,347,142
Industrials - 5.0%
14,300	Clean Harbors, Inc. (a)	686,400
82,000	GATX Corp.	1,658,860
139,700	Kirby Corp. (a)	3,721,608
31,400	Mcdermott International, Inc. (a)	420,446
93,300	Rockwell Collins, Inc.	3,045,312
114,600	SYKES Enterprises, Inc. (a)	1,905,798
		11,438,424
Materials - 2.4%
614,242	Cemex S.A.B. de C.V. - ADR	3,839,012
55,500	International Flavors & Fragrances, Inc.	1,690,530
		5,529,542
Technology - 19.1%
24,200	Apple, Inc. (a)	2,543,904
121,000	Ariba, Inc. (a)	1,056,330
187,420	Broadcom Corp. (a)	3,744,652
120,000	Corning, Inc.	1,592,400
691,000	Dell, Inc. (a)	6,550,680
18,560	Google, Inc. - Class A (a)	6,459,994
70,990	LAM Research Corp. (a)	1,616,442
60,000	MEMC Electronic Materials, Inc. (a)	989,400
110,000	Polycom, Inc. (a)	1,692,900
47,190	QUALCOMM, Inc.	1,836,163
74,800	Salesforce.com, Inc. (a)	2,448,204
133,740	SanDisk Corp. (a)	1,691,811
1,073,000	Sun Microsystems, Inc. (a)	7,854,360
510,000	Symmetricom, Inc. (a)	1,785,000
141,050	Ultratech, Inc. (a)	1,761,714
		43,623,954

Masters' Select Equity Fund
Schedule of Investments in Securities at March 31, 2009 (Unaudited) - continued

Shares		Value

Telecommunication Services - 2.1%
3,587,480	Level 3 Communications, Inc. (a)	$3,300,482
89,000	Syniverse Holdings, Inc. (a)	1,402,640
		4,703,122
Utilities - 0.5%
34,200	South Jersey Industries, Inc.	1,197,000

TOTAL COMMON STOCKS
	(Cost $282,538,437)	217,492,853

TOTAL INVESTMENTS IN SECURITIES
	(Cost $282,538,437): 95.4%	217,492,853

Other Assets Less Liabilities: 4.6%		10,478,430

Net Assets: 100%		$227,971,283

ADR - American Depository Receipt
(a) Non-income producing security.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

Cost of investments		$282,538,437
Gross unrealized appreciation		16,667,652
Gross unrealized depreciation		(81,713,236)
Net unrealized depreciation		$(65,045,584)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Master's Select Equity Fund

FAS 157 - Summary of Fair Value Exposure at March 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$217,492,853	$217,492,853	$-	$-
Other Financial instruments	$-	$-	$-	$-
Total	$217,492,853	$217,492,853	$-	$-

Masters' Select International Fund
Schedule of Investments in Securities at March 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 92.9%
Belgium - 1.8%
171,736	Anheuser-Busch InBev NV	$4,733,111
187,011	Nationale A Portefeuille	8,668,151
		13,401,262
Brazil - 6.1%
550,850	Banco Bradesco S.A.	5,453,415
2,039,243	Gafisa S.A.	10,320,459
789,977	Itau Unibanco Banco Multiplo S.A. - ADR	8,594,950
656,200	Petroleo Brasileiro S.A.	19,994,414
182,100	Redecard S.A.	2,218,947
		46,582,185
Canada - 4.2%
169,373	EnCana Corp.	6,878,237
148,100	Potash Corp. of Saskatchewan, Inc.	11,967,961
52,900	Potash Corp. of Saskatchewan, Inc.	4,278,754
1,256,736	Viterra, Inc. (a)	8,754,129
		31,879,081
China - 1.9%
2,347,000	China Life Insurance Co. Ltd.	7,722,206
5,022,000	China Railway Construction Corp. Ltd. (a)	6,559,953
		14,282,159
Denmark - 2.2%
119,565	Novo Nordisk A/S	5,724,470
249,085	Vestas Wind Systems A/S (a)	10,980,052
		16,704,522
France - 7.8%
207,300	Alstom S.A.	10,711,637
308,700	BNP Paribas	12,699,143
135,400	Neopost S.A.	10,471,944
531,500	Publicis Groupe	13,582,194
79,000	Schneider Electric S.A.	5,235,040
268,800	Vivendi S.A.	7,088,777
		59,788,735
Germany - 2.9%
72,200	Linde AG	4,896,700
67,236	Muenchener Rueckversicherungs AG	8,196,604
257,100	SAP AG	9,112,740
		22,206,044
Greece - 1.8%
506,088	OPAP S.A.	13,348,135
Guernsey - 1.9%
800,000	Amdocs Ltd. (a)	14,816,000
Hong Kong - 6.5%
619,000	Cheung Kong Holdings Ltd.	5,333,352
1,763,500	China Mobile Ltd.	15,386,991
9,645,811	CNOOC Ltd.	9,601,577
1,337,442	Esprit Holdings Ltd.	6,904,728
834,000	Hengan International Group Co. Ltd.	3,352,559
1,811,000	Hutchison Whampoa Ltd.	8,917,785
		49,496,992

Masters' Select International Fund
Schedule of Investments in Securities at March 31, 2009 (Unaudited)

Shares		Value

India - 2.0%
562,900	Infosys Technologies Ltd.	$14,990,027
Ireland - 0.6%
1,150,000	Babcock & Brown Air Ltd.	4,945,000
Israel - 4.9%
826,159	Teva Pharmaceutical Industries Ltd.	37,218,463
Japan - 14.7%
362,200	Asatsu-DK, Inc.	6,070,502
3,311,000	Daiwa Securities Group, Inc.	14,630,091
85,800	Fanuc Ltd.	5,870,249
108,800	Fast Retailing Co. Ltd.	12,426,330
1,818,900	Ichiyoshi Securities Co. Ltd.	7,877,289
2,096	Japan Tobacco, Inc.	5,588,035
684,000	Mitsui Fudosan Co. Ltd.	7,489,822
50,636	Nintendo Co. Ltd.	14,827,841
409,000	Nippon Sheet Glass Co. Ltd.	1,021,257
267,500	Rohm Co. Ltd.	13,379,079
2,338	Seven Bank Ltd.	6,224,688
165,100	Toyo Suisan Kaisha Ltd.	3,374,696
413,100	Toyota Motor Corp.	13,226,552
		112,006,431
Luxembourg - 2.0%
420,663	Millicom International Cellular S.A.	15,581,357
Mexico - 0.9%
1,153,931	Cemex S.A.B de C.V. - ADR	7,212,069
Poland - 1.3%
11,401,016	Netia S.A.	10,061,066
Russia - 2.1%
1,082,872	Gazprom OAO	15,908,103
Singapore - 1.1%
13,933,000	GuocoLeisure Ltd.	2,568,727
1,801,000	Keppel Corp. Ltd.	5,998,775
		8,567,502
South Korea - 1.3%
279,690	LG Corp.	10,015,845
Sweden - 0.0%
3,239,800	D. Carnegie AB	0
Switzerland - 11.3%
458,000	ABB Ltd.	6,382,944
492,999	Actelion Ltd. (a)	22,485,847
587,700	Credit Suisse Group AG	17,805,204
208,219	Lonza Group AG	20,561,553
133,400	Nestle S.A.	4,510,370
33,100	Syngenta AG	6,646,723
809,500	UBS AG	7,633,585
		86,026,226
Taiwan - 5.3%
4,417,350	HON HAI Precision Industry Co. Ltd.	10,021,153
963,964	Taiwan Semiconductor Manufacturing Co Ltd - ADR	8,627,478
34,235,785	United Microelectronics Corp.	11,313,681
22,056,485	Yuanta Financial Holding Co. Ltd.	10,124,342
		40,086,654

Masters' Select International Fund
Schedule of Investments in Securities at March 31, 2009 (Unaudited)

Shares/
Principal Amount		Value

United Kingdom - 7.1%
315,600	BHP Billiton Plc	$6,226,167
2,571,647	Brit Insurance Holdings Plc	6,610,196
1,683,000	British Sky Broadcasting Group Plc	10,409,298
2,163,800	Carpetright Plc	12,762,002
809,500	Diageo Plc	9,107,653
471,000	GlaxoSmithKline Plc	7,307,435
1,930,000	Lloyds TSB Group Plc	1,971,318
		54,394,069
United States - 1.2%
153,883	Transocean Ltd. (a)	9,054,476

TOTAL COMMON STOCKS
	(Cost $1,038,037,201)	708,572,403

SHORT-TERM INVESTMENTS - 6.1%
$46,276,000	State Street Bank & Trust Co., 0.010%, 03/31/09, due 04/01/09
	[collateral: $45,075,000, Federal Home Loan Bank, 4.375%, due 09/17/10,
	value $46,276,000] (proceeds $46,276,013)	46,276,000

TOTAL SHORT-TERM INVESTMENTS
	(Cost $46,276,000)	46,276,000

TOTAL INVESTMENTS IN SECURITIES
	(Cost $1,084,313,201): 99.0%	754,848,403

Other Assets Less Liabilities: 1.0%		7,876,078

Net Assets: 100%		$762,724,481

ADR - American Depository Receipt
(a) Non-income producing security.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

Cost of investments		$1,084,313,201
Gross unrealized appreciation		22,393,849
Gross unrealized depreciation		(351,841,281)
Net unrealized depreciation		$(329,447,432)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Masters' Select International Fund
Schedule of Investments in Securities at March 31, 2009 (Unaudited) - Continued

Sector	Net Assets

Finance	19.3%
Technology	14.4%
Consumer Discretionary	12.9%
Healthcare & Pharmaceuticals	12.2%
Industrials	10.0%
Energy	8.0%
Telecommunications	5.4%
Materials	5.4%
Consumer Staples	5.2%
Utilities	0.0%
Cash and Other Assets	7.2%
Net Assets	100.0%

Master's Select International Fund

FAS 157 - Summary of Fair Value Exposure at March 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$754,848,403	$188,875,535	$565,972,868	$-	*
Other Financial instruments	$(72,419)	$(72,419)	$-	$-
Total	$754,775,984	$188,803,116	$565,972,868	$-

* Significant unobservable inputs were used in determining the value of portfolio securities for the International Fund. However, the value of these securities was $0 as of March 31, 2009.

		Investments in Securities	Other Financial Instruments
Balance as of 12/31/08		$0	$0
	Accrued discounts/premiums	0	0
	Realized gain (loss)	0	0
	Change in unrealized appreciation (depreciation)	0	0
	Net purchases (sales)	0	0
	Transfers in and / or out of Level 3	0	0
Balance as of 03/31/09		$0	$0

FAS 161 - Disclosures about Derivative Instruments and Hedging Activities

At March 31, 2009, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver and receive specified amounts of currencies at a specified future date. The contracts combined had net unrealized depreciation of $(72,418) as of March 31, 2009. The terms of the open contracts are as follows:

Contracts to Buy
Settlement	Currency to		U.S. $ Value at	Unrealized
Date	be Delivered		March 31, 2009	Gain (Loss)
9/18/2009	132,500,000	MXN	8,993,721	$84,950

Contracts to Sell
Settlement	Currency to		U.S. $ Value at	Unrealized
Date	be Delivered		March 31, 2009	Gain (Loss)
3/3/2010	680,000,000	JPY	7,049,043	$138,611
4/1/2009	174,893,060	JPY	1,793,407	29,572
4/2/2009	59,807,266	JPY	602,653	(517)
9/18/2009	132,500,000	MXN	8,792,011	(286,660)
3/3/2010	2,100,000	CHF	1,820,152	(39,570)
4/1/2009	2,019,616	CAD	1,599,062	(3,235)
4/1/2009	2,326,190	EUR	3,089,181	4,535
4/2/2009	17,913,052	HKD	2,311,242	(104)
				(157,368)
Net unrealized loss on forward contracts				$(72,418)

JPY	Japanese Yen
MXN	Mexican Peso
CHF	Swiss Franc
CAD	Canadian Dollar
HKD	Hong Kong Dollar

Masters' Select Value Fund
Schedule of Investments in Securities at March 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 95.1%
Consumer Discretionary - 23.6%
26,800	Advance Auto Parts, Inc.	$1,100,944
75,200	Discovery Communications, Inc. (a)	1,101,680
287,000	Liberty Media Corp. - Entertainment (a)	5,725,650
479,500	Liberty Media Corp. - Interactive (a)	1,390,550
31,200	Mohawk Industries, Inc. (a)	931,944
58,500	Snap-on, Inc.	1,468,350
38,999	Time Warner, Inc.	752,681
62,500	Viacom, Inc. - Class B (a)	1,086,250
333,627	Virgin Media, Inc.	1,601,409
130,000	Walt Disney Co. (The)	2,360,800
34,000	Yum! Brands, Inc.	934,320
		18,454,578
Consumer Staples - 11.3%
128,980	CVS Caremark Corp.	3,545,660
119,349	Imperial Tobacco Group Plc	2,673,825
1,002	Japan Tobacco, Inc.	2,646,602
		8,866,087
Energy - 7.2%
181,000	Chesapeake Energy Corp.	3,087,860
29,500	EnCana Corp.	1,197,995
988	NRG Energy, Inc. (a)	17,389
44,000	XTO Energy, Inc.	1,347,280
		5,650,524
Financials - 7.3%
65,000	Bank of America Corp.	443,300
777	Berkshire Hathaway, Inc. - Class B (a)	2,191,140
37,000	Capital One Financial Corp.	452,880
10,200	Fairfax Financial Holdings Ltd.	2,638,105
		5,725,425
Health Care, Pharmaceuticals & Biotechnology - 11.6%
48,000	Bristol Myers Squibb Co.	1,052,160
39,500	Covidien Ltd.	1,312,980
50,600	Kinetic Concepts, Inc. (a)	1,068,672
19,800	Laboratory Corp of America Holdings (a)	1,158,102
164,400	MDS, Inc. (a)	775,968
151,310	Rhoen Klinikum AG	2,809,026
38,000	Schering Plough Corp.	894,900
		9,071,808
Industrials - 6.9%
269	Armstrong World Industries, Inc.	2,962
53,700	Kirby Corp. (a)	1,430,568
35,900	Rockwell Collins, Inc.	1,171,776
49,130	Siemens AG	2,802,053
		5,407,359
Materials - 5.8%
291,834	Cemex S.A.B. de C.V. - ADR	1,823,963
97,302	Weyerhaeuser Co.	2,682,616
		4,506,579

Masters' Select Value Fund
Schedule of Investments in Securities at March 31, 2009 (Unaudited) - continued

Shares		Value

Technology - 18.1%
75	Comdisco Holding Co., Inc. (a)	$546
394,000	Dell, Inc. (a)	3,735,120
70,000	eBay, Inc. (a)	879,200
81,000	Intel Corp.	1,219,050
759,570	LSI Corp. (a)	2,309,093
531,000	Sun Microsystems, Inc. (a)	3,886,920
65,000	Texas Instruments, Inc.	1,073,150
82,000	Western Union Co. (The)	1,030,740
		14,133,819
Telecommunication Services - 3.3%
2,783,708	Level 3 Communications, Inc. (a)	2,561,011

TOTAL COMMON STOCKS
	(Cost $119,726,018)	74,377,190

Principal
Amount		Value
PREFERRED STOCKS - 0.0%
Telecommunication Services - 0.0%
54	PTV, Inc.	16

TOTAL PREFERRED STOCKS		16
	(Cost $0)

TOTAL INVESTMENTS IN SECURITIES
	(Cost $119,726,018): 95.1%	74,377,206

Other Assets Less Liabilities: 4.9%		3,837,361

Net Assets: 100%		$78,214,567

ADR - American Depository Receipt.
(a) Non-income producing security.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

Cost of investments		$119,726,018
Gross unrealized appreciation		6,342,152
Gross unrealized depreciation		(51,690,965)
Net unrealized depreciation		$(45,348,813)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Master's Select Value Fund

FAS 157 - Summary of Fair Value Exposure at March 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$74,377,206	$74,377,206	$-	$-
Other Financial instruments	$(18,613)	$(18,613)	$-	$-
Total	$74,358,593	$74,358,593	$-	$-

FAS 161 - Disclosures about Derivative Instruments and Hedging Activities

At March 31, 2009, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver and receive specified amounts of currencies at a specified future date. The contracts combined had net unrealized depreciation of $(18,613) as of March 31, 2009. The terms of the open contracts are as follows:

Contracts to Buy
Settlement	Currency to		U.S. $ Value at	Unrealized
Date	be Delivered		March 31, 2009	Gain (Loss)
5/13/2009	378,900	EUR	527,887	$(25,461)
5/13/2009	700,000	EUR	912,898	15,312
5/13/2009	300,000	EUR	377,280	20,524
4/20/2009	8,900,000	JPY	95,675	(5,897)
7/13/2009	114,500	GBP	161,534	2,234
				6,712
Contracts to Sell
Settlement	Currency to		U.S. $ Value at	Unrealized
Date	be Delivered		March 31, 2009	Gain (Loss)
5/13/2009	4,320,086	EUR	5,427,324	$(301,171)
5/13/2009	200,000	EUR	259,510	(5,693)
5/13/2009	200,000	EUR	268,626	3,423
5/13/2009	240,000	EUR	311,702	(6,541)
4/20/2009	169,734,334	JPY	1,838,822	126,637
4/20/2009	23,400,000	JPY	240,741	4,695
7/13/2009	1,755,845	GBP	2,667,129	155,763
7/13/2009	120,000	GBP	169,196	(2,438)
				(25,325)
Net unrealized loss on forward contracts				$(18,613)

EUR	Euro Currency
JPY	Japanese Yen
GBP	Pound Sterling

Masters' Select Smaller Companies Fund
Schedule of Investments in Securities at March 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 92.4%
Consumer Discretionary - 24.1%
16,130	Arbitron, Inc.	$242,111
22,500	Buckle, Inc. (The)	718,425
454,400	Charming Shoppes, Inc. (a)	636,160
51,584	Corinthian Colleges, Inc. (a)	1,003,309
620,000	dELiA*s, Inc. (a)	1,041,600
45,000	Fisher Communications, Inc.	439,200
112,700	Foot Locker, Inc.	1,181,096
62,056	Grand Canyon Education, Inc. (a)	1,071,087
75,000	Jarden Corp. (a)	950,250
106,600	Jo-Ann Stores, Inc. (a)	1,741,844
475,000	Liberty Media Corp - Interactive (a)	1,377,500
7,994	Priceline.com, Inc. (a)	629,767
67,500	Red Robin Gourmet Burgers, Inc. (a)	1,190,025
67,569	Scientific Games Corp. (a)	818,261
72,995	Signet Jewelers Ltd.	835,793
3,483	Strayer Education, Inc.	626,487
42,000	Time Warner Cable, Inc.	1,041,600
300,000	Wendy's/Arby's Group, Inc.	1,509,000
		17,053,515
Consumer Staples - 8.0%
425,000	Central Garden and Pet Co. (a)	3,196,000
40,200	Diamond Foods, Inc.	1,122,786
47,500	TreeHouse Foods, Inc. (a)	1,367,525
		5,686,311
Energy - 10.7%
32,000	Atwood Oceanics, Inc. (a)	530,880
78,400	BJ Services Co.	780,080
50,000	Continental Resources, Inc. (a)	1,060,500
66,000	Forest Oil Corp. (a)	867,900
148,300	Patterson-UTI Energy, Inc.	1,328,768
179,900	Rosetta Resources, Inc. (a)	890,505
93,300	Rowan Companies, Inc.	1,116,801
45,000	Smith International, Inc.	966,600
		7,542,034
Financials - 11.8%
5,100	Alleghany Corp. (a)	1,381,233
27,500	Allied World Assurance Company Holdings, Ltd.	1,045,825
400,000	Chimera Investment Corp.	1,344,000
4,500	City National Corp.	151,965
636,000	Conseco, Inc. (a)	585,120
120,605	Meadowbrook Insurance Group, Inc.	735,691
17,500	Mercury General Corp.	519,750
60,497	MSCI, Inc. (a)	1,023,004
9,000	White Mountains Insurance Group Ltd.	1,547,190
		8,333,778

Masters' Select Smaller Companies Fund
Schedule of Investments in Securities at March 31, 2009 (Unaudited) - continued

Shares		Value

Health Care - 7.7%
32,419	Alexion Pharmaceuticals, Inc. (a)	$1,220,899
63,000	Community Health Systems, Inc. (a)	966,420
55,328	Conceptus, Inc. (a)	650,104
29,900	ICON Plc - ADR (a)	482,885
34,591	Illumina, Inc. (a)	1,288,169
67,000	Merit Medical Systems, Inc. (a)	818,070
2,900	Sun Healthcare Group, Inc. (a)	24,476
		5,451,023
Industrials - 10.5%
16,900	Clean Harbors, Inc. (a)	811,200
85,000	Delta Air Lines, Inc. (a)	478,550
24,113	FTI Consulting, Inc. (a)	1,193,111
15,500	Mine Safety Appliances Co.	310,310
52,000	Republic Services, Inc.	891,800
51,700	Stanley, Inc. (a)	1,312,663
81,800	SYKES Enterprises, Inc. (a)	1,360,334
114,900	Trinity Industries, Inc.	1,050,186
		7,408,154
Information Technology - 11.5%
765,000	ARM Holdings Plc	1,121,064
20,800	Arrow Electronics, Inc. (a)	396,448
96,800	Avnet, Inc. (a)	1,694,968
61,038	DTS, Inc. (a)	1,468,575
565,000	Extreme Networks, Inc. (a)	858,800
30,090	Netlogic Microsystems, Inc. (a)	826,873
13,548	Neutral Tandem, Inc. (a)	333,416
47,720	Sybase, Inc. (a)	1,445,439
		8,145,583
Materials - 1.3%
484,725	Barzel Industries, Inc. (a)	164,806
300,000	Spartech Corp.	738,000
		902,806
Telecommunication Services - 3.0%
50,472	SBA Communications Corp. (a)	1,175,998
58,000	Syniverse Holdings, Inc. (a)	914,080
		2,090,078
Utilities - 3.8%
300,000	AES Corp. (a)	1,743,000
27,500	South Jersey Industries, Inc.	962,500
		2,705,500
TOTAL COMMON STOCKS
	(Cost $96,353,270)	65,318,782

TOTAL INVESTMENTS IN SECURITIES
	(Cost $96,353,270): 92.4%	65,318,782

Other Assets Less Liabilities: 7.6%		5,336,407

Net Assets: 100%		$70,655,189

ADR - American Depository Receipt.
(a) Non-income producing security.

Masters' Select Smaller Companies Fund
Schedule of Investments in Securities at March 31, 2009 (Unaudited) - continued

Value

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

Cost of investments	$96,353,270
Gross unrealized appreciation	2,312,284
Gross unrealized depreciation	(33,346,772)
Net unrealized depreciation	$(31,034,488)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Master's Select Smaller Companies Fund

FAS 157 - Summary of Fair Value Exposure at March 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$65,318,782	$65,318,782	$-	$-
Other Financial instruments	$26	$26	$-	$-
Total	$65,318,808	$65,318,808	$-	$-

FAS 161 - Disclosures about Derivative Instruments and Hedging Activities

At March 31, 2009, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver and receive specified amounts of currencies at a specified future date. The contracts combined had net unrealized appreciation of $26 as of March 31, 2009. The terms of the open contracts are as follows:

Contracts to Sell
Settlement	Currency to		U.S. $ Value at	Unrealized
Date	be Delivered		March 31, 2009	Gain (Loss)
4/3/2009	18,683	GBP	26,737	$26

Net unrealized gain on forward contracts				$26

GBP	Pound Sterling

Masters' Select Focused Opportunities Fund
Schedule of Investments in Securities at March 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 93.9%
Consumer Discretionary - 4.8%
228,500	Las Vegas Sands Corp. (a)	$687,785
304,759	Virgin Media, Inc.	1,462,843
		2,150,628
Consumer Staples - 13.4%
71,580	CVS Caremark Corp.	1,967,734
891	Japan Tobacco, Inc.	2,353,415
36,200	Procter & Gamble Co.	1,704,658
		6,025,807
Energy - 15.9%
78,500	Canadian Natural Resources Ltd.	3,026,960
24,300	EOG Resources, Inc.	1,330,668
96,500	National Oilwell Varco, Inc. (a)	2,770,515
		7,128,143
Financials - 21.7%
131,500	American Express Co.	1,792,345
112,189	Bank of New York Mellon Corp.	3,169,339
35,000	IntercontinentalExchange, Inc. (a)	2,606,450
65,600	Loews Corp.	1,449,760
50,900	Wells Fargo & Co.	724,816
		9,742,710
Health Care - 5.2%
24,300	Intuitive Surgical, Inc. (a)	2,317,248
Industrials - 4.5%
35,400	Siemens AG	2,018,984
Materials - 3.8%
62,680	Weyerhaeuser Co.	1,728,088
Technology - 20.2%
26,100	Apple, Inc. (a)	2,743,632
8,000	Google, Inc. (a)	2,784,480
581,118	LSI Corp. (a)	1,766,599
53,800	Salesforce.com, Inc. (a)	1,760,874
		9,055,585
Utilities - 4.4%
71,470	E.ON AG	1,981,700

TOTAL COMMON STOCKS
	(Cost $74,508,093)	42,148,893

TOTAL INVESTMENTS IN SECURITIES
	(Cost $74,508,093): 93.9%	42,148,893

Other Assets Less Liabilities: 6.1%		2,750,114

Net Assets: 100%		$44,899,007

(a) Non-income producing security.

Masters' Select Focused Opportunities Fund
Schedule of Investments in Securities at March 31, 2009 (Unaudited) - continued

Value

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

Cost of investments	$74,508,093
Gross unrealized appreciation	500,648
Gross unrealized depreciation	(32,859,848)
Net unrealized depreciation	$(32,359,200)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Master's Select Focused Opportunity Fund

FAS 157 - Summary of Fair Value Exposure at March 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$42,148,893	$42,148,893	$-	$-
Other Financial instruments	$(37,923)	$(37,923)	$-	$-
Total	$42,110,970	$42,110,970	$-	$-

FAS 161 - Disclosures about Derivative Instruments and Hedging Activities

At March 31, 2009, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver and receive specified amounts of currencies at a specified future date. The contracts combined had net unrealized depreciation of $(37,923) as of March 31, 2009. The terms of the open contracts are as follows:

Contracts to Buy
Settlement	Currency to		U.S. $ Value at	Unrealized
Date	be Delivered		March 31, 2009	Gain (Loss)
5/13/2009	700,000	EUR	912,898	$15,312
5/13/2009	224,410	EUR	292,162	5,409
5/13/2009	400,000	EUR	503,040	27,366
4/20/2009	7,890,000	JPY	84,818	(5,228)
				42,859
Contracts to Sell
Settlement	Currency to		U.S. $ Value at	Unrealized
Date	be Delivered		March 31, 2009	Gain (Loss)
5/13/2009	2,765,273	EUR	3,474,013	$(192,779)
5/13/2009	300,000	EUR	389,265	(8,539)
5/13/2009	475,000	EUR	637,987	8,130
5/13/2009	160,000	EUR	207,802	(4,361)
4/20/2009	150,911,881	JPY	1,634,909	112,594
4/20/2009	20,800,000	JPY	213,992	4,173
				(80,782)
Net unrealized loss on forward contracts				$(37,923)

EUR	Euro Currency
JPY	Japanese Yen
GBP	Pound Sterling

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Masters’ Select Funds Trust

By (Signature and Title) /s/ Kenneth E. Gregory
                                                                 Kenneth E. Gregory, President

Date   May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kenneth E. Gregory
                                                                   Kenneth E. Gregory, President

Date   May 27, 2009

By (Signature and Title)* /s/ John Coughlan
                                                                   John Coughlan, Treasurer

Date   May 27, 2009